Goodwill (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2025	Nov. 30, 2022	Dec. 31, 2025
Goodwill
Balance at beginning			$ 16,735
Business combination - merger transaction (Note 5.1)			36,401
Balance at end			53,136
Sparrow Group | Amber Global Ltd
Goodwill
Percentage of effective ownership held by the company in a subsidiary		100.00%
Sparrow Group
Goodwill
Balance at beginning			16,735
Balance at end			16,735
iClick group
Goodwill
Business combination - merger transaction (Note 5.1)			36,401
Balance at end			$ 36,401
Amber DWM Holding Limited
Goodwill
Business combination - merger transaction (Note 5.1)	$ 36,000